Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies
Number of reportable segments | segment	1	1
Premium receivable, allowance for doubtful accounts	$ 1.0	$ 0.5	$ 0.2
Amortization of net deferred acquisition costs		4.9	2.1	$ 0.7
Matching contributions		0.5	0.3	0.0
Advertising expenses		$ 58.3	$ 76.0	$ 36.2
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		4 years